COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
Bank Loans	$ 283
Royalty Percentage	5.00%
Accrued Royalties	$ 2,444
Annual Management Fee	$ 180
Minimum Ratio Of Shareholders Equity To Consolidated Assets	20.00%
Minimum Shareholders Equity	$ 20,000
New Sales Tax Percentage		1.00%
New Sales Tax Liability Recorded		$ 193
Year 2013-2014 [Member]
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
Ratio of Indebtedness to Net Capital	4.2
Year 2015 [Member]
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
Ratio of Indebtedness to Net Capital	3.5
Year 2016 [Member]
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
Ratio of Indebtedness to Net Capital	3
Year 2017 and thereafter [Member]
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
Ratio of Indebtedness to Net Capital	2.5
Shagrir Systems Limited [Member]
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
Bank Loans	$ 2,832
Amount of claim	$ 1,801
Minimum Ratio Of Shareholders Equity To Consolidated Assets	40.00%